Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

8. SUBSEQUENT EVENTS

In February 2018, the Company issued a total of 75,000 shares of common stock to one consultant as payment for services and recorded expenses of $144,000 based on the fair value of the Company’s common stock at the issuance date.

12. SUBSEQUENT EVENTS In April 2017, we issued 50,000 shares of our common stock to a consultant as compensation for services valued at $100,000.